Inventories, Net (Details) - Schedule of Movement of the Allowance for Doubtful Accounts - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Movement of The Allowance For Doubtful Accounts [Abstract]
Balance as of the beginning of year	$ 1,405,588
Reversals	(438,949)	$ 1,102,119	$ 329,639
Translation adjustments	(34,363)
Balance as of the end of year	$ 932,276	$ 1,405,588